CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current Assets
Cash and cash equivalents	$ 33,157,356	$ 11,937,941
Trade and other receivables	2,302,010	228,395
Prepayments	6,071,735	588,395
Inventories	16,920	0
Total Current Assets	41,548,021	12,754,731
Non-Current Assets
Property, plant and equipment	7,773,812	3,989,783
Exploration and evaluation assets	6,114,061	3,059,021
Prepayments	0	3,000,000
Total Non-Current Assets	13,887,873	10,048,804
TOTAL ASSETS	55,435,894	22,803,535
Current Liabilities
Trade and other payables	2,317,830	1,180,984
Loans and borrowings	445,755	382,626
Provisions	287,796	84,009
Total Current Liabilities	3,051,381	1,647,619
Non-Current Liabilities
Loans and borrowings	1,044,918	592,688
Total Non-Current Liabilities	1,044,918	592,688
TOTAL LIABILITIES	4,096,299	2,240,307
NET ASSETS	51,339,595	20,563,228
EQUITY
Contributed equity	112,959,638	58,764,248
Reserves	12,262,007	13,995,808
Accumulated losses	(73,882,050)	(52,196,828)
TOTAL EQUITY	$ 51,339,595	$ 20,563,228